Subsequent events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent events

19 Subsequent events

The Company has evaluated subsequent events through the date these condensed consolidated financial statements were issued and identified no material subsequent events requiring adjustment to or disclosure in these financial statements.